Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On(6):	Net (Loss) (thousands)(6)	Revenues (thousands)(7)
Year					Total Shareholder Return(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2024	$387,623	$387,623	$297,352	$297,352	$107.08	$(7,088)	$3,431
2023	$468,000	$468,000	$514,917	$308,333	$107.08	$(10,023)	$13,367

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for the principal executive officer (“PEO”), Dr. Hayward (our Chairman, Chief Executive Officer and President), for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Hayward, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Hayward during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Hayward’s total compensation for each year to determine the compensation actually paid which is reported above:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2024	$387,623	$—	$—	$387,623
2023	$468,000	$—	$—	$468,000

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
There was no equity award adjustment for each of the applicable years shown above, as all equity awards granted were fully vested on the date of grant.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Dr. Hayward, who has served as our Chairman, Chief Executive Officer and President) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Dr. Hayward) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024 and 2023, Beth M. Jantzen, Clay Shorrock and Judith Murrah.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Dr. Hayward), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Dr. Hayward) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Dr. Hayward) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$297,352	$—	$—	$297,352
2023	$514,917	$206,583	$—	$308,333

(a)
There was no equity award adjustment for each of the applicable years shown above, as all equity awards granted were fully vested on the date of grant.

(5)
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid on stock awards or Options in either of fiscal 2024 or 2023.

(6)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(7)
The dollar amounts reported represent the amount of consolidated revenues reflected in the Company’s audited financial statements for the applicable year.

Company Selected Measure Name	Revenues
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for the principal executive officer (“PEO”), Dr. Hayward (our Chairman, Chief Executive Officer and President), for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers as a group (excluding Dr. Hayward, who has served as our Chairman, Chief Executive Officer and President) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Dr. Hayward) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024 and 2023, Beth M. Jantzen, Clay Shorrock and Judith Murrah.

PEO Total Compensation Amount	$ 387,623	$ 468,000
PEO Actually Paid Compensation Amount	$ 387,623	468,000
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Hayward, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Hayward during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Hayward’s total compensation for each year to determine the compensation actually paid which is reported above:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2024	$387,623	$—	$—	$387,623
2023	$468,000	$—	$—	$468,000

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
There was no equity award adjustment for each of the applicable years shown above, as all equity awards granted were fully vested on the date of grant.

Non-PEO NEO Average Total Compensation Amount	$ 297,352	514,917
Non-PEO NEO Average Compensation Actually Paid Amount	$ 297,352	308,333
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Dr. Hayward), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Dr. Hayward) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Dr. Hayward) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$297,352	$—	$—	$297,352
2023	$514,917	$206,583	$—	$308,333

(a)
There was no equity award adjustment for each of the applicable years shown above, as all equity awards granted were fully vested on the date of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 107.08	107.08
Net Income (Loss)	$ (7,088,000)	$ (10,023,000)
Company Selected Measure Amount	3,431,000	13,367,000
PEO Name	Dr. Hayward
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	(7) The dollar amounts reported represent the amount of consolidated revenues reflected in the Company’s audited financial statements for the applicable year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(206,583)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount